Analysis of Group statement of financial position by segment - Notes (Details) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Analysis of Group statement of financial position by segment
Assets held for sale	[1]	£ 12,024	£ 38
Property, plant and equipment		951	789
Additions to property, plant and equipment		167	134
Premiums receivable		595	547
Accruals deferred income and other liabilities		13,551	14,185
Assets		501,170	493,941
Policyholder liabilities		405,482	411,243
UK and Europe insurance operations | Shareholder annuity portfolio being sold to Rothesay Life
Analysis of Group statement of financial position by segment
Assets held for sale		11,977
Accruals deferred income and other liabilities		£ 49
Expected to be settled within one year
Analysis of Group statement of financial position by segment
Premiums receivable due (as a percent)		89.00%
Accruals deferred income and other liabilities		£ 8,435	9,305
Expected to be settled after one year
Analysis of Group statement of financial position by segment
Premiums receivable due (as a percent)		11.00%
With-profits
Analysis of Group statement of financial position by segment
Property, plant and equipment		£ 605	£ 492

[1]	Assets held for sale of £12,024 million includes £11,977 million in respect of the reinsured UK annuity business (see note D1).